TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2017
Taxes Recoverable
Note 7 - TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST”) recoverable.

	December 31, 2017	December 31, 2016	January 1, 2016

VAT recoverable	$5,778,823	$3,375,948	1,185,710
GST recoverable	105,190	153,467	123,791
Income taxes recoverable	484,762	-	896,449
Total taxes recoverable	$6,368,775	$3,529,415	2,205,950